Mirae Asset Discovery Funds

(the “Trust”)

Global Great Consumer Fund

Supplement dated January 29, 2014 to the Prospectus dated August 28, 2013

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated August 28, 2013.  This Supplement relates only to the Global Great Consumer Fund.

Effective January 31, 2014, James Dominick is no longer a portfolio manager of the Global Great Consumer Fund.   All references to Mr. Dominick as a portfolio manager of the Global Great Consumer Fund are deleted.

José Gerardo Morales, CFA, will continue to be primarily responsible for the day-to-day management of the Global Great Consumer Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Global Great Consumer Fund

Supplement dated January 29, 2014 to the Statement of Additional Information (“SAI”) dated August 28, 2013

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated August 28, 2013.  This Supplement relates only to the Global Great Consumer Fund.

Effective January 31, 2014, James Dominick is no longer a portfolio manager of the Global Great Consumer Fund.   All references to Mr. Dominick as a portfolio manager of the Global Great Consumer Fund are deleted.

José Gerardo Morales, CFA will continue to be primarily responsible for the day-to-day management of the Global Great Consumer Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE